Related party transaction - Disclosure of detailed information about related parties (Parenthetical) (Details) - INR (₨) ₨ in Thousands	Apr. 01, 2023	Mar. 22, 2023
Disclosure of related parties [Line Items]
Discription of number of equity issued for corresponding equity held in amalgamated entity	17.08546 equity shares for every 1 equity share
PAECIPL [Member]
Disclosure of related parties [Line Items]
Consideration transferred, acquisition-date fair value		₨ 525,000
Intercorporate deposit		₨ 85,000